13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
@rhj7oac
028-4000

12/31/2005

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Albert A. Sturdivant
Title: Chairman
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Albert A. Sturdivant      Voorhees, New Jersey     January 26, 2006

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:   $60858


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AIR PRODCOM     009158106    1131   19100SH       Sole                     19100
ALTRIA GCOM     02209S103    2346   31400SH       Sole                     31400
AMERICANCOM     026874107    1835   26900SH       Sole                     26900
AT&T INCCOM     00206R102    1057   43179SH       Sole                     43179
AVON PROCOM     054303102     789   27650SH       Sole                     27650
BANK OF COM     060505104    1726   37400SH       Sole                     37400
BRISTOL-COM     110122108     678   29500SH       Sole                     29500
CAPITAL COM     14040H105    1028   11900SH       Sole                     11900
CHEVRON COM     166764100     604   10641SH       Sole                     10641
CITIGROUCOM     172967101    2524   52000SH       Sole                     52000
COMCAST COM     20030N200    1182   45998SH       Sole                     45998
CONOCOPHCOM     20825C104    1652   28400SH       Sole                     28400
DOMINIONCOM     25746U109    1258   16300SH       Sole                     16300
DOW CHEMCOM     260543103    1179   26900SH       Sole                     26900
EXELON CCOM     30161N101    1546   29100SH       Sole                     29100
EXXON MOCOM     30231G102    1496   26636SH       Sole                     26636
GENERAL COM     369604103    1304   37200SH       Sole                     37200
GOLDMAN COM     38141G104    1213    9500SH       Sole                      9500
HARTFORDCOM     416515104    1486   17300SH       Sole                     17300
HEWLETT-COM     428236103    2090   73000SH       Sole                     73000
HOME DEPCOM     437076102     587   14500SH       Sole                     14500
HONEYWELCOM     438516106     790   21200SH       Sole                     21200
INGERSOLCOM     G4776G101     953   23600SH       Sole                     23600
INT'L BUCOM     459200101     871   10600SH       Sole                     10600
JPMORGANCOM     46625H100    1638   41264SH       Sole                     41264
LOCKHEEDCOM     539830109     636   10000SH       Sole                     10000
MARSH & COM     571748102    1258   39600SH       Sole                     39600
MCDONALDCOM     580135101    1295   38400SH       Sole                     38400
MERCK & COM     589331107    2074   65200SH       Sole                     65200
MICROSOFCOM     594918104    1471   56247SH       Sole                     56247
MORGAN SCOM     617446448     914   16100SH       Sole                     16100
MOTOROLACOM     620076109     849   37600SH       Sole                     37600
NOKIA COCOM     654902204    1418   77500SH       Sole                     77500
NORTHROPCOM     666807102     655   10900SH       Sole                     10900
OCCIDENTCOM     674599105     791    9900SH       Sole                      9900
PFIZER ICOM     717081103    1586   68025SH       Sole                     68025
PITNEY BCOM     724479100    1327   31400SH       Sole                     31400
PROCTER COM     742718109    1100   19000SH       Sole                     19000
RAYTHEONCOM     755111507     687   17100SH       Sole                     17100
SCHERINGCOM     806605101     657   31500SH       Sole                     31500
TEXAS INCOM     882508104    1632   50900SH       Sole                     50900
TIME WARCOM     887317105     905   51900SH       Sole                     51900
TYCO INTCOM     902124106     981   34000SH       Sole                     34000
UNION PACOM     907818108    1248   15500SH       Sole                     15500
VERIZON COM     92343v104     482   16000SH       Sole                     16000
VIACOM ICOM     925524308    1020   31300SH       Sole                     31300
WACHOVIACOM     929903102     925   17500SH       Sole                     17500
WAMART  COM     931142103     562   12000SH       Sole                     12000
WASHINGTCOM     939322103     979   22500SH       Sole                     22500
WELLS FACOM     949746101    1244   19800SH       Sole                     19800
XEROX COCOM     984121103     952   65000SH       Sole                     65000
iSHARES COM     464287176     246    2397SH       Sole                      2397